Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
8.	PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers	14,428	23,549
Other receivables	3,054	15,361
Prepayment for equipment	—	3,636
Other current assets	5,525	7,745
Rental deposits	276	235
Total	23,283	50,526
Less: non-current portion	—	(3,636)
Prepaid expenses and other assets-current portion	23,283	46,890